Loss per share - Schedule of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net loss attributed to shareholders	$ (22,356)	$ (22,414)	$ (41,678)	$ (39,799)
Weighted average number of shares in issue, basic (in shares)	73,838,486	67,321,079	71,465,843	67,080,368
Weighted average number of shares in issue, diluted (in shares)	73,838,486	67,321,079	71,465,843	67,080,368
Basic loss per share (in dollars per share)	$ (0.30)	$ (0.33)	$ (0.58)	$ (0.59)
Diluted loss per share (in dollars per share)	$ (0.30)	$ (0.33)	$ (0.58)	$ (0.59)